Income tax incurred and deferred: Additional information (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax:
Share of profit (loss) of associates accounted for using equity method		$ (7,760)	$ (9,685)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		$ 162,727	$ 186,912	$ 127,046
Applicable tax rate		30.00%	30.00%	30.00%
Investments rate of return		20.00%
Recoverable tax credits		$ 110,327	$ 332,060
Aeropuerto de Minatitlan, S. A. de C. V.
Income tax:
Share of profit (loss) of associates accounted for using equity method		22,512	26,413
Aerostar
Income tax:
Share of profit (loss) of associates accounted for using equity method		$ 363,966	$ 261,532	$ 370,213
Applicable tax rate		10.00%	10.00%	10.00%
Airplan
Income tax:
Share of profit (loss) of associates accounted for using equity method		$ 2,116,189	$ 1,157,423	$ 1,078,391
Applicable tax rate		35.00%	35.00%	35.00%
Aerostar and Airplan
Income tax:
Amount of the provision		$ 710,991
Mexico
Income tax:
Share of profit (loss) of associates accounted for using equity method		$ 16,969,158	$ 11,620,031	$ 9,997,669
Applicable tax rate		30.00%
Puerto Rico (Aerostar)
Income tax:
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		$ 363,966	$ 235,378	$ 333,191
Applicable tax rate		10.00%
Colombia (Airplan)
Income tax:
Applicable tax rate	35.00%